Loans and financing - Finance leases (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finance leases
Total minimum lease payments	R$ 1,157.8	R$ 1,310.7
Less finance charges	(42.4)	(47.9)
Present value of minimum lease payments	1,115.4	1,262.8
Less short-term portion	211.9	214.2
Long-term portion	903.5	1,048.6
Not later than one year
Finance leases
Total minimum lease payments		222.3
Later than one year and not later than two years
Finance leases
Total minimum lease payments	219.9	199.9
Later than two years and not later than three years
Finance leases
Total minimum lease payments	206.1	198.8
Later than three years and not later than four years
Finance leases
Total minimum lease payments	212.6	205.3
Later than four years and not later than five years
Finance leases
Total minimum lease payments	159.0	152.6
Later than four years
Finance leases
Total minimum lease payments	R$ 360.2	R$ 331.8